                                                   -----------------------------
                                                            OMB APPROVAL
                                                   -----------------------------
                      UNITED STATES                OMB Number:         3235-0006
           SECURITIES AND EXCHANGE COMMISSION      Expires:    February 28, 1997
                 Washington, D.C. 20549            Estimated average burden
                                                   Hours per response      24.60
                        FORM 13F                   -----------------------------
                                                   -----------------------------
                                                            SEC USE ONLY
                                                   -----------------------------


      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2002
                                                        --------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [ ]

  Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


  Hemenway & Barnes       60 State Street     Boston,         MA           02109
--------------------------------------------------------------------------------
  Business Address         (Street)         (City)        (State)        (Zip)


  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2002.


                            Lawrence T. Perera
                            ---------------------------------------------------
                            (Name of Institutional Investment Manager)


                            ---------------------------------------------------
                            (Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                     13F File No.:
1.  Lawrence Coolidge                             28-252                  6.    Michael J. Puzo (25)*                   28-06165
--------------------------------------------     ------------------      -------------------------------------     ----------------
2.  John M. Cornish                               28-5362                 7.    Welch & Forbes, Inc.                    28-262
--------------------------------------------     ------------------      -------------------------------------     ----------------
3.  Fiduciary Trust Co.                           28-471                  8.
--------------------------------------------     ------------------      -------------------------------------     ----------------
4.  Marion Fremont-Smith                          28-2724                 9.
--------------------------------------------     ------------------      -------------------------------------     ----------------
5.  Roy A. Hammer                                 28-5798                 10.
--------------------------------------------     ------------------      -------------------------------------     ----------------

* Refers to manager number on attached detail in Item 7.

AS OF: MARCH 31, 2002               FORM 13F

                                                      ITEM 4:       ITEM 5:
   ITEM 1:              ITEM 2:          ITEM 3:       FAIR        SHARES OR     ITEM 6:     ITEM 7:          ITEM 8:
NAME OF ISSUER      TITLE OF CLASS       CUSIP        MARKET       PRINCIPAL   INVESTMENT   MANAGERS     VOTING AUTHORITY
                                         NUMBER        VALUE        AMOUNT     DISCRETION                (A)   (B)     (C)
                                                                               (A) (B) (C)              SOLE  SHARED   NONE
ABBOTT LABS          COMMON STOCK       002824100     1446500        27500             xx                     27500

AMERICAN             COMMON STOCK       026874107     1441285        19979             xx                     19979
INTERNATIONAL
GROUP INC

AMGEN INC            COMMON STOCK       031162100     1374550        23032             xx                     19832
                                                                                       xx     25               3200
ANALOG DEVICES,      COMMON STOCK       032654105      830988        18450             xx                     16450
INC.
                                                                                       xx     25               2000
AUTOMATIC DATA       COMMON STOCK       053015103     1816859        31180             xx                     26180
PROCESSING                                                                             xx     25               5000

AVERY DENNISON       COMMON STOCK       053611109      678959        11125             xx                      9125
CORP
                                                                                       xx     25               2000
BP PLC ADR           COMMON STOCK       055622104     2239440        42174             xx                     36502
                                                                                       xx     25               5672
BELLSOUTH CORP.      COMMON STOCK       079860102      282827         7673             xx                      7673
BERKSHIRE            CLASS B            084670207      793615          335             xx                       230
HATHAWAY
INC
                                                                                       xx     25                105
BRISTOL-MYERS        COMMON STOCK       110122108     1642275        40560             xx                     33060
SQUIBB CO
                                                                                       xx     25               7500
CIGNA CORP           COMMON STOCK       125509109      283892         2800             xx                      2800

CATERPILLAR          COMMON STOCK       149123101      488910         8600             xx                      8600
INC.

CHEVRONTEXACO        COMMON STOCK       166764100      499735         5536             xx                      5536
CORP

CHUBB CORPORATION    COMMON STOCK       171232101      394740         5400             xx                      5400

CISCO SYS INC        COMMON STOCK       17275R102      411027        24278             xx                     22478
                                                                                       xx     25               1800

CITIGROUP INC        COMMON STOCK       172967101      406064         8200             xx                      8200

COCA COLA CO         COMMON STOCK       191216100      618445        11834             xx                     11834

AS OF:  MARCH 31, 2002              FORM 13F

                                                      ITEM 4:     ITEM 5:
   ITEM 1:              ITEM 2:          ITEM 3:       FAIR      SHARES OR     ITEM 6:     ITEM 7:          ITEM 8:
NAME OF ISSUER      TITLE OF CLASS       CUSIP        MARKET     PRINCIPAL   INVESTMENT   MANAGERS     VOTING AUTHORITY
                                         NUMBER        VALUE      AMOUNT     DISCRETION                (A)   (B)     (C)
                                                                             (A) (B) (C)              SOLE  SHARED   NONE
COLGATE              COMMON STOCK       194162103     325755       5700              xx                        5700
PALMOLIVE CO.

COMCAST CORP         CLASS A SPECIAL    200300200     257739       8105              xx                        8105

WALT DISNEY          COMMON STOCK       254687106     364964      15813              xx                       11613
COMPANY
                                                                                     xx     25                 4200
E I DU PONT          COMMON STOCK       263534109    1404599      29790              xx                       29790
DE NEMOURS
& CO

EMC CORP             COMMON STOCK       268648102     579729      48635              xx                       39735
                                                                                     xx     25                 8900

EMERSON              COMMON STOCK       291011104    1348378      23495              xx                       19495
ELECTRIC CO
                                                                                     xx     25                 4000
EXXON MOBIL          COMMON STOCK       30231G102    5588150     127496              xx                      119016
CORP                                                                                 xx     25                 8480

FUEL CELL            COMMON STOCK       35952H106     165480      10500              xx                       10500
ENERGY INC

GENERAL              COMMON STOCK       369604103    5055075     134982              xx                      122482
ELECTRIC CO                                                                          xx     25                12500

GENERAL MILLS        COMMON STOCK       370334104     371260       7600              xx                        7600
INC.

GILEAD SCIENCES      COMMON STOCK       375558103     266326       7400              xx                        7400

HELMERICH            COMMON STOCK       423452101     328738       8200              xx                        8200
& PAYNE INC.

HEWLETT-PACKARD CO   COMMON STOCK       428236103     342654      19100              xx                       13100
                                                                                     xx     25                 6000

IGEN                 COMMON STOCK       449536101     463083      12225              xx                       11225
INTERNATIONAL                                                                        xx     25                 1000
INC.

INTEL                COMMON STOCK       458140100    3015851      99173              xx                       88373
CORPORATION                                                                          xx     25                10800

AS OF: MARCH 31, 2002                 FORM 13F

                                                    ITEM 4:       ITEM 5:
   ITEM 1:              ITEM 2:        ITEM 3:       FAIR        SHARES OR     ITEM 6:     ITEM 7:          ITEM 8:
NAME OF ISSUER      TITLE OF CLASS     CUSIP        MARKET       PRINCIPAL   INVESTMENT   MANAGERS     VOTING AUTHORITY
                                       NUMBER       VALUE         AMOUNT     DISCRETION                (A)   (B)     (C)
                                                                            (A) (B) (C)              SOLE  SHARED   NONE
INTL BUSINESS       COMMON STOCK     459200101     1393184       13396             xx                        13396
MACHINES

JEFFERSON-          COMMON STOCK     475070108     1683890       33624             xx                        33624
PILOT CORP

JOHNSON &           COMMON STOCK     478160104     3344340       51491             xx                        43491
JOHNSON                                                                            xx       25                8000

KOPIN CORP          COMMON STOCK     500600101      495129       54350             xx                        45550
                                                                                   xx       25                8800
LIBERTY MEDIA       SER A            530718105      137119       10848             xx                        10848
CORP

ELI LILLY           COMMON STOCK     532457108      762000       10000             xx                        10000
& CO

MARSH &             COMMON STOCK     571748102      417138        3700             xx                          900
MCLENNAN INC                                                                       xx       25                2800

MAY DEPT.           COMMON STOCK     577778103      214118        6144             xx                         1920
STORES                                                                             xx       25                4224

MCDONALD'S          COMMON STOCK     580135101      257132        9266             xx                         9266
CORP.

MERCK & CO          COMMON STOCK     589331107     3734638       64860             xx                        56160
INC                                                                                xx       25                8700

MICROSOFT           COMMON STOCK     594918104     1255353       20815             xx                        20815
CORP

MINNESOTA MINING    COMMON STOCK     604059105     1364364       11863             xx                        11363
& MFG CO.                                                                          xx       25                 500

NEW YORK            CL A             650111107    14315309      299108             xx                       299108
TIMES CO.

NOKIA CORP          COMMON STOCK     654902204      209474       10100             xx                         8100
ADR A                                                                              xx       25                2000

PEPSICO INC.        COMMON STOCK     713448108     1409349       27366             xx                        12866
                                                                                   xx       25               14500
PFIZER INC          COMMON STOCK     717081103      886679       22312             xx                        22312

AS OF:  MARCH 31, 2002            FORM 13F

                                                   ITEM 4:      ITEM 5:
   ITEM 1:            ITEM 2:         ITEM 3:       FAIR       SHARES OR        ITEM 6:     ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS      CUSIP        MARKET      PRINCIPAL      INVESTMENT   MANAGERS     VOTING AUTHORITY
                                     NUMBER        VALUE        AMOUNT        DISCRETION                (A)   (B)     (C)
                                                                             (A) (B) (C)              SOLE  SHARED   NONE
PRROCTER &         COMMON STOCK    742718109     2207475        24503                 xx                      24503
GAMBLE CO

ROYAL DUTCH        NY REG SHS      780257804      315056         5800                 xx                       5800
PETROLEUM CO       PAR N GLDR
                   1.25

SBC COMMUNICA-     COMMON STOCK    78387G103      218088         5825                 xx                       5825
TIONS INC

SCHLUMBERGER       COMMON STOCK    806857108      404093         6870                 xx                       5870
LTD                                                                                   xx       25              1000

STATE STREET       COMMON STOCK    857477103     1162703        20995                 xx                      20995
CORP

SYSCO CORP         COMMON STOCK    871829107      632184        21200                 xx                      21200

TECO ENERGY        COMMON STOCK    872375100      205105         7164                 xx                       7164
INC

UNION PACIFIC      COMMON STOCK    907818108      292058         4700                 xx                       2700
CORP                                                                                  xx       25              2000

UNITED             COMMON STOCK    913017109      494617         6666                 xx                       6666
TECHNOLOGIES

VERIZON            COMMON STOCK    92343V104      227135         4927                 xx                       4927
COMMUNICATIONS
INC.

WAL MART           COMMON STOCK    931142103      367800         6000                 xx                       6000
STORES INC

WELLS FARGO        COMMON STOCK    949746101      357211         7231                 xx                       7231
& CO (NEW)

WYETH              COMMON STOCK    983024100      689325        10500                 xx                      10500
ZIONS BANCORP      COMMON STOCK    989701107      281533         4750                 xx                       4750
TOTAL:                                          75261491